Property and Equipment (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Property and Equipment [Abstract]
Property and equipment, gross		$ 3,575	$ 3,306
Less: Accumulated depreciation		(1,201)	(440)
Property and equipment		2,374	2,866		$ 2,134
Depreciation expense	$ 328	761	440	$ 766
Computer Equipment [Member]
Property and Equipment [Abstract]
Property and equipment, gross		588	339
Furniture and Fixtures [Member]
Property and Equipment [Abstract]
Property and equipment, gross		346	326
Leasehold Improvements [Member]
Property and Equipment [Abstract]
Property and equipment, gross		$ 2,641	$ 2,641